Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management
Schedule of interest bearing financial liabilities

	2023
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 16)	15,865	30,683	46,548
Obligations under leases (Note 17)	—	28,387	28,387
Tolling agreement lease liability (Note 22)	37,863	—	37,863
Debt instruments (Note 18)	154,780	—	154,780
Other financial liabilities (Note 19)	57,218	20,224	77,442
	265,726	79,294	345,020

	2022
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 16)	16,857	60,976	77,833
Obligations under leases (Note 17)	—	21,871	21,871
Debt instruments (Note 18)	343,442	—	343,442
Other financial liabilities (Note 19)	80,388	18,273	98,661
	440,687	101,120	541,807

Schedule of undiscounted cash flow maturities

	2023
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	31,635	—	1,683	13,230	46,548
Leases	9,240	6,413	10,897	11,939	38,489
Debt instruments	19,692	168,705	—	—	188,397
Financial loans from government agencies	14,653	51,243	15,444	3,586	84,926
Payables to related parties	2,198	—	—	—	2,198
Payable to non-current asset suppliers	9,791	336	—	—	10,127
Contingent consideration	400	983	677	—	2,060
Tolling agreement liability	3,683	7,366	11,049	114,172	136,270
Trade and other payables	183,375	—	—	—	183,375
	274,667	235,045	39,750	142,927	692,389

	2022
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	62,059	—	2,544	13,230	77,833
Leases	8,928	7,349	6,888	—	23,166
Debt instruments	32,439	423,235	—	—	455,674
Financial loans from government agencies	61,796	4,336	41,239	2,792	110,163
Payables to related parties	1,790	—	—	—	1,790
Payable to non-current asset suppliers	4,149	183	—	—	4,332
Contingent consideration	1,945	3,930	1,257	—	7,132
Tolling agreement liability	3,555	7,110	10,665	113,759	135,089
Trade and other payables	219,666	—	—	—	219,666
	396,327	446,143	62,593	129,781	1,034,845

Schedule of changes in liabilities arising from financing activities

	January 1, 2023	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2023
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 16)	77,833	(26,798)	1,716	2,568	(8,771)	46,548
Obligations under leases (Note 17)	21,871	(11,363)	403	1,715	15,761	28,387
Debt instruments (Note 18)	343,442	(209,245)	—	22,989	(2,406)	154,780
Financial loans from government agencies (Note 19)	98,661	(23,740)	2,565	4,847	(4,891)	77,442
Tolling agreement lease liability (Note 22)	36,665	(3,604)	1,318	3,484	—	37,863
Total liabilities from financing activities	578,472	(274,750)	6,002	35,603	(307)	345,020
Other amounts paid due to net financing activities		(7,397)
Net cash (used) in financing activities		(282,147)

	January 1, 2022	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2022
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 16)	98,967	(24,529)	(5,991)	—	3,185	6,201	77,833
Obligations under leases (Note 17)	18,358	(11,590)	(750)	—	1,587	14,266	21,871
Debt instruments (Note 18)	440,297	(136,260)	—	190	34,404	4,811	343,442
Financial loans from government agencies (Note 19)	67,013	35,924	(5,289)	—	5,239	(4,226)	98,661
Total liabilities from financing activities	624,635	(136,455)	(12,030)	190	44,415	21,052	541,807
Other amounts paid due to net financing activities		(4,003)
Net cash (used) in financing activities		(140,458)